Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Payables

28. Trade and other payables
	2021 £m	2020 £m
Trade payables	4,535	4,357

Wages and salaries	1,470	1,367

Social security	152	159

ViiV Healthcare put option	1,008	960

Other payables	518	409

Deferred income	307	361

Customer return and rebate accruals	6,322	5,775

Other accruals	3,242	2,452
	17,554	15,840

Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement
The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	2021 £m	2020 £m
10% increase in sales forecasts*	89	117

10% decrease in sales forecasts*	(89)	(116)

1% (100 basis points) increase in discount rate	(30)	(41)

1% (100 basis points) decrease in discount rate	34	45

10 cent appreciation of US Dollar	55	52

10 cent depreciation of US Dollar	(47)	(45)

10 cent appreciation of Euro	26	42
10 cent depreciation of Euro	(22)	(34)
* The sales forecast is for ViiV Healthcare sales only in respect of the ViiV Healthcare put option.